SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Summary of each segment's operating results

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue:
Financial services business	3,184,302	1,959,732	2,515,119
Insurance brokerage business	755,691	731,797	963,822
Consumption & lifestyle business and others	537,936	743,091	1,416,692
Total net revenue	4,477,929	3,434,620	4,895,633
Operating costs and expenses:
Financial services business	(2,130,221)	(878,375)	(1,108,663)
Insurance brokerage business	(556,111)	(566,538)	(724,652)
Consumption & lifestyle business and others	(406,453)	(370,268)	(283,948)
Income from operations:
Financial services business	1,054,081	1,081,357	1,406,456
Insurance brokerage business	199,580	165,259	239,170
Consumption & lifestyle business and others	131,483	372,823	1,132,744
Total segment income from operations	1,385,144	1,619,439	2,778,370
Unallocated expenses	(97,811)	(147,575)	(183,588)
Other (expenses)/income	(84,160)	23,519	50,578
Income before provision for income taxes	1,203,173	1,495,383	2,645,360